Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 334	Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans	$ 5,810,502
Interest Held in Master Trust	610,874,917
TOTAL	616,685,419
Cost	0
Cost	$ 0